United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.

FOCUSED EQUITY STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2009 — (unaudited)

		Market Value
Security Description	Shares	(Note 1)
AFFILIATED INVESTMENT COMPANIES#— 100.2%
Domestic Equity Investment Companies — 91.3%
SunAmerica Focused Series, Inc.
Focused Dividend Strategy
Portfolio, Class A	1,388,794	$11,985,294
SunAmerica Focused Series, Inc.
Focused Growth and Income
Portfolio, Class A†	746,347	8,575,529
SunAmerica Focused Series, Inc.
Focused Growth
Portfolio, Class A†	1,185,726	23,429,946
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth
Portfolio, Class A†	1,511,696	21,783,545
SunAmerica Focused Series, Inc.
Focused Large-Cap Value
Portfolio, Class A	1,403,020	10,985,646
SunAmerica Focused Series, Inc.
Focused Mid-Cap Growth
Portfolio, Class A†	2,609,997	23,072,378
SunAmerica Focused Series, Inc.
Focused Mid-Cap Value
Portfolio, Class A†	2,597,389	25,194,669
SunAmerica Focused Series, Inc.
Focused Small-Cap Growth
Portfolio, Class A†	1,946,398	21,896,974
SunAmerica Focused Series, Inc.
Focused Small-Cap Value
Portfolio, Class A	1,952,826	24,078,339
SunAmerica Focused Series, Inc.
Focused Technology
Portfolio, Class A†	2,150,096	11,632,018
SunAmerica Focused Series, Inc.
Focused Value
Portfolio, Class A	1,773,448	23,462,720
Total Domestic Equity Investment Companies
(cost $214,404,654)		206,097,058
Fixed Income Investment Companies — 3.8%
SunAmerica Income Funds
SunAmerica GNMA
Fund, Class A
(cost $8,571,049)	733,608	8,605,216
International Equity Investment Companies — 5.1%
SunAmerica Equity Funds,
SunAmerica International
Equity Fund, Class A
(cost $16,894,204)	1,075,929	11,512,437
Total Long-Term Investment Companies
(cost $239,869,907) (1)	100.2%	226,214,711
Liabilities in excess of other assets	(0.2)	(515,520)
NET ASSETS	100.0%	$225,699,191

†	Non-income producing security
#	See Note 3
@

The Focused Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$206,097,058	$—	$—	$206,097,058
Fixed Income Investment Companies	8,605,216	—	—	8,605,216
International Equity Investment Companies	11,512,437	—	—	11,512,437
Total	$226,214,711	$—	$—	$226,214,711

See Notes to Portfolio of Investments

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2009 — (unaudited)

		Market Value
Security Description	Shares	(Note 1)
AFFILIATED INVESTMENT COMPANIES#— 100.1%
Alternative Strategies Investment Companies — 18.9%
AIG Series Trust
SunAmerica Alternative
Strategies Fund, Class A†
(cost $83,838,159)	8,383,927	$83,671,596
Domestic Equity Investment Companies — 40.6%
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth
Portfolio, Class A †	1,427,839	20,575,154
SunAmerica Focused Series, Inc.
Focused Large-Cap Value
Portfolio, Class A	2,835,595	22,202,709
SunAmerica Focused Series, Inc.
Focused Mid-Cap Growth
Portfolio, Class A†	1,297,872	11,473,190
SunAmerica Focused Series, Inc.
Focused Mid-Cap Value
Portfolio, Class A†	1,276,214	12,379,277
SunAmerica Focused Series, Inc.
Focused Small-Cap Growth
Portfolio, Class A†	1,896,928	21,340,439
SunAmerica Focused Series, Inc.
Focused Small-Cap Value
Portfolio, Class A	1,734,727	21,389,183
SunAmerica Focused Series, Inc.
Focused StarALPHA
Portfolio, Class A†	5,424,629	46,489,067
SunAmerica Focused Series, Inc.
Focused Technology
Portfolio, Class A†	4,338,636	23,472,019
Total Domestic Equity Investment Companies
(cost $250,201,132)		179,321,038
Fixed Income Investment Companies — 18.3%
SunAmerica Income Funds
SunAmerica GNMA
Fund, Class A	3,134,582	36,768,647
SunAmerica Income Funds
SunAmerica Strategic Bond
Fund, Class A	14,062,766	43,875,830
Total Fixed Income Investment Companies
(cost $83,569,348)		80,644,477
International Equity Investment Companies — 22.3%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A	4,572,073	48,921,183
SunAmerica Equity Funds SunAmerica International Small-Cap Fund, Class A	6,459,971	49,354,182
Total International Equity Investment Companies
(cost $104,849,770)		98,275,365
Total Long-Term Investment Companies
(cost $522,458,409) (1)	100.1%	441,912,476
Liabilities in excess of other assets	(0.1)	(633,648)
NET ASSETS	100.0%	$441,278,828

†	Non-income producing security
#	See Note 3
@

The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$83,671,596	$—	$—	$83,671,596
Domestic Equity Investment Companies	179,321,038	—	—	179,321,038
Fixed Income Investment Companies	80,644,477	—	—	80,644,477
International Equity Investment Companies	98,275,365	—	—	98,275,365
Total	$441,912,476	$—	$—	$441,912,476

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2009 — (unaudited)

		Market Value
Security Description	Shares	(Note 1)
AFFILIATED INVESTMENT COMPANIES#— 100.1%
Alternative Strategies Investment Companies — 24.5%
AIG Series Trust
SunAmerica Alternative Strategies
Fund, Class A†
(cost $54,744,030)	5,474,609	$54,636,594
Domestic Equity Investment Companies — 47.5%
SunAmerica Focused Series, Inc.
Focused Dividend Strategy
Portfolio, Class A	2,277,031	19,650,779
SunAmerica Focused Series, Inc.
Focused Growth and Income
Portfolio, Class A†	1,380,001	15,856,207
SunAmerica Focused Series, Inc.
Focused Growth
Portfolio, Class A†	595,593	11,768,920
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth
Portfolio, Class A†	1,514,998	21,831,126
SunAmerica Focused Series, Inc.
Focused Small-Cap Value
Portfolio, Class A	1,967,043	24,253,638
SunAmerica Focused Series, Inc.
Focused Value
Portfolio, Class A	944,124	12,490,754
Total Domestic Equity Investment Companies
(cost $117,890,035)		105,851,424
Fixed Income Investment Companies — 22.8%
SunAmerica Income Funds
SunAmerica GNMA
Fund, Class A
(cost $48,807,248)	4,320,272	50,676,791
International Equity Investment Companies — 5.3%
SunAmerica Equity Funds
SunAmerica International Equity
Fund, Class A
(cost $17,986,796)	1,100,264	11,772,826
Total Long-Term Investment Companies
(cost $239,428,109)(1)	100.1%	222,937,635
Liabilities in excess of other assets	(0.1)	(123,794)
NET ASSETS	100.0%	$222,813,841

†	Non-income producing security
#	See Note 3
@

The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$54,636,594	$—	$—	$54,636,594
Domestic Equity Investment Companies	105,851,424	—	—	105,851,424
Fixed Income Investment Companies	50,676,791	—	—	50,676,791
International Equity Investment Companies	11,772,826	—	—	11,772,826
Total	$222,937,635	$—	$—	$222,937,635

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2009 — (unaudited)

		Market Value
Security Description	Shares	(Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 33.1%
SunAmerica Focused Series, Inc.
Focused StarALPHA
Portfolio, Class A†
(cost $14,526,198)	1,283,989	$11,003,787
Fixed Income Investment Companies — 67.0%
SunAmerica Income Funds
SunAmerica GNMA
Fund, Class A	824,029	9,665,857
SunAmerica Income Funds
SunAmerica U.S. Government Securities
Fund, Class A	1,290,247	12,592,813
Total Fixed Income Investment Companies
(cost $21,713,107)		22,258,670
Total Long-Term Investment Companies
(cost $36,239,305)(1)	100.1%	33,262,457
Liabilities in excess of other assets	(0.1)	(42,560)
NET ASSETS	100.0%	$33,219,897

†	Non-income producing security
#	See Note 3
@

The Focused Fixed Income and Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$11,003,787	$—	$—	$11,003,787
Fixed Income Investment Companies	22,258,670	—	—	22,258,670
Total	$33,262,457	$—	$—	$33,262,457

See Notes to Portfolio of Investments

Focused Fixed Income Strategy Portfolio@

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.4%
Domestic Equity Investment Companies — 11.0%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A† (cost $2,391,253)	271,385	$2,325,766
Fixed Income Investment Companies — 89.4%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	699,974	8,210,693
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	682,324	2,128,851
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	875,742	8,547,245
Total Fixed Income Investment Companies (cost $18,391,355)		18,886,789
Total Long-Term Investment Companies (cost $20,782,608) (1)	100.4%	21,212,555
Liabilities in excess of other assets	(0.4)	(80,736)
NET ASSETS	100.0%	$21,131,819

†	Non-income producing security
#	See Note 3
@

The Focused Fixed Income Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Companies:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$2,325,766	$—	$—	$2,325,766
Fixed Income Investment Companies	18,886,789	—	—	18,886,789
Total	$21,212,555	$—	$—	$21,212,555

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP GROWTH PORTFOLIO

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 91.3%
Aerospace/Defense-Equipment — 2.3%
United Technologies Corp.	166,191	$9,052,424
Agricultural Chemicals — 2.5%
Monsanto Co.	118,601	9,962,484
Applications Software — 2.5%
Microsoft Corp.	426,500	10,031,280
Beverages-Non-alcoholic — 4.3%
PepsiCo, Inc.	304,160	17,261,080
Casino Hotels — 1.0%
Wynn Resorts, Ltd.†	80,800	4,134,536
Commercial Services-Finance — 2.9%
Visa, Inc., Class A	174,158	11,400,383
Computers — 10.4%
Apple, Inc.†	95,700	15,636,423
Hewlett-Packard Co.	337,417	14,610,156
International Business Machines Corp.	53,400	6,297,462
Research In Motion, Ltd.†	65,965	5,013,340
		41,557,381
Cosmetics & Toiletries — 1.6%
The Procter & Gamble Co.	112,417	6,240,268
Diversified Banking Institutions — 1.5%
The Goldman Sachs Group, Inc.	37,200	6,074,760
E-Commerce/Products — 0.6%
Amazon.com, Inc.†	30,000	2,572,800
Electronic Components-Semiconductors — 3.8%
Broadcom Corp., Class A†	140,274	3,959,935
Intel Corp.	573,126	11,032,676
		14,992,611
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.†	102,361	2,376,822
Electronics-Military — 1.9%
L-3 Communications Holdings, Inc.	101,952	7,697,376
Enterprise Software/Service — 2.2%
Oracle Corp.	398,400	8,816,592
Finance-Credit Card — 1.2%
Discover Financial Services	392,000	4,656,960
Finance-Investment Banker/Broker — 1.3%
The Charles Schwab Corp.	295,800	5,285,946
Food-Dairy Products — 0.3%
Dean Foods Co.†	51,900	1,099,761
Instruments-Scientific — 3.3%
Thermo Fisher Scientific, Inc.†	292,636	13,250,558
Internet Security — 0.6%
Symantec Corp.†	155,100	2,315,643
Medical Instruments — 1.0%
Medtronic, Inc.	109,400	3,874,948
Medical Products — 3.0%
Baxter International, Inc.	75,300	4,244,661
Zimmer Holdings, Inc.†	165,879	7,729,961
		11,974,622
Medical-Biomedical/Gene — 5.2%
Amgen, Inc.†	65,600	4,087,536
Celgene Corp.†	103,600	5,901,056
Gilead Sciences, Inc.†	217,000	10,617,810
		20,606,402
Medical-Drugs — 1.1%
Abbott Laboratories	98,900	4,449,511
Medical-Generic Drugs — 1.5%
Mylan, Inc.†	442,592	5,837,789
Medical-HMO — 0.8%
UnitedHealth Group, Inc.	118,667	3,329,796
Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	38,900	2,345,670
Networking Products — 2.8%
Cisco Systems, Inc.†	511,400	11,255,914
Oil & Gas Drilling — 1.3%
Transocean, Ltd.†	65,896	5,251,252
Oil Companies-Exploration & Production — 3.8%
Occidental Petroleum Corp.	85,900	6,128,106
XTO Energy, Inc.	220,040	8,852,209
		14,980,315
Oil-Field Services — 2.6%
Schlumberger, Ltd.	196,023	10,487,231
Pharmacy Services — 0.6%
Express Scripts, Inc.†	33,500	2,346,340
Retail-Discount — 1.6%
Wal-Mart Stores, Inc.	127,800	6,374,664
Retail-Drug Store — 4.6%
CVS Caremark Corp.	546,536	18,298,025
Retail-Office Supplies — 1.0%
Staples, Inc.	182,945	3,845,504
Retail-Regional Department Stores — 1.9%
Kohl’s Corp.†	155,000	7,525,250
Semiconductor Equipment — 0.9%
ASML Holding NV	134,000	3,485,340
Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc.	192,815	3,277,855
Transport-Rail — 1.5%
Union Pacific Corp.	101,100	5,815,272
Web Portals/ISP — 4.2%
Google, Inc., Class A†	38,105	16,882,420
Wireless Equipment — 4.3%
American Tower Corp., Class A†	120,100	4,094,209
QUALCOMM, Inc.	281,000	12,985,010
		17,079,219
X-Ray Equipment — 1.4%
Hologic, Inc.†	394,432	5,794,206
Total Common Stock (cost $387,355,765)		363,897,210
EXCHANGE-TRADED FUNDS — 6.9%
Index Fund — 3.5%
iShares Russell 1000 Growth Index Fund	320,329	14,007,987
Sector Fund - Financial Services — 3.4%
Financial Select Sector SPDR Fund	1,048,700	13,643,587

Total Exchange-Traded Funds (cost $21,839,286)		27,651,574
Total Long-Term Investment Securities (cost $409,195,051)		391,548,784
REPURCHASE AGREEMENT — 2.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $8,592,000)	$8,592,000	8,592,000
TOTAL INVESTMENTS (cost $417,787,051) (2)	100.4%	400,140,784
Liabilities in excess of other assets	(0.4)	(1,665,947)
NET ASSETS	100.0%	$398,474,837

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$41,557,381	$—	$—	$41,557,381
Medical-Biomedical/Gene	20,606,402	—	—	20,606,402
Other Industries*	301,733,427	—	—	301,733,427
Exchange-Traded Funds	27,651,574	—	—	27,651,574
Repurchase Agreement	—	8,592,000	—	8,592,000
Total	$391,548,784	$8,592,000	$—	$400,140,784

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

FOCUSED GROWTH PORTFOLIO

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 98.5%
Agricultural Chemicals — 2.3%
Monsanto Co.	54,490	$4,577,160
Agricultural Operations — 3.4%
Bunge, Ltd.	94,415	6,606,218
Brewery — 4.0%
Anheuser-Busch InBev NV	199,440	7,935,165
Chemicals-Diversified — 0.6%
Israel Chemicals, Ltd.	99,893	1,137,854
Computers — 16.1%
Apple, Inc.†	127,912	20,899,542
Research In Motion, Ltd.†	141,145	10,727,020
		31,626,562
Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	25,975	1,881,629
Diversified Banking Institutions — 6.1%
JPMorgan Chase & Co.	179,675	6,944,439
The Goldman Sachs Group, Inc.	30,875	5,041,887
		11,986,326
Diversified Minerals — 2.3%
Vale SA ADR	225,585	4,450,792
Engineering/R&D Services — 5.0%
ABB, Ltd. ADR	537,650	9,828,242
Enterprise Software/Service — 5.0%
Oracle Corp.	446,250	9,875,513
Entertainment Software — 1.0%
Electronic Arts, Inc.†	87,500	1,878,625
Finance-Other Services — 2.0%
CME Group, Inc.	13,880	3,870,160
Insurance-Multi-line — 1.7%
ACE, Ltd.	67,525	3,312,777
Medical Instruments — 4.7%
Intuitive Surgical, Inc.†	40,878	9,292,387
Medical-Biomedical/Gene — 11.9%
Celgene Corp.†	243,718	13,882,177
Gilead Sciences, Inc.†	192,392	9,413,741
		23,295,918
Medical-HMO — 1.9%
UnitedHealth Group, Inc.	129,925	3,645,696
Multimedia — 1.5%
News Corp., Class A	287,110	2,965,846
Networking Products — 5.1%
Cisco Systems, Inc.†	453,750	9,987,037
Oil Companies-Integrated — 1.8%
Petroleo Brasileiro SA ADR	87,260	3,598,602
Retail-Drug Store — 6.2%
CVS Caremark Corp.	362,412	12,133,554
Retail-Regional Department Stores — 0.8%
Kohl’s Corp.†	31,425	1,525,684
Retail-Restaurants — 4.9%
Chipotle Mexican Grill, Inc., Class A†	103,380	9,700,145
Soap & Cleaning Preparation — 1.0%
Reckitt Benckiser Group PLC	42,547	2,044,049
Telecom Equipment-Fiber Optics — 2.2%
Corning, Inc.	248,125	4,218,125
Transport-Services — 1.3%
United Parcel Service, Inc., Class B	48,770	2,620,412
Web Portals/ISP — 4.7%
Google, Inc., Class A†	20,860	9,242,023
Total Long-Term Investment Securities (cost $188,809,060)		193,236,501
SHORT-TERM INVESTMENT SECURITIES — 1.5%
U.S. Government Agencies — 1.5%
Federal Home Loan Bank Disc. Notes 0.00% due 08/03/09 (cost $2,899,987)	$2,900,000	2,899,987
TOTAL INVESTMENTS (cost $191,709,047)(1)	100.0%	196,136,488
Other assets less liabilities	0.0	97,209
NET ASSETS	100.0%	$196,233,697

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$31,626,562	$—	$—	$31,626,562
Diversified Banking Institutions	11,986,326	—	—	11,986,326
Engineering/R&D Services	9,828,242	—	—	9,828,242
Enterprise Software/Service	9,875,513	—	—	9,875,513
Medical-Biomedical/Gene	23,295,918	—	—	23,295,918
Networking Products	9,987,037	—	—	9,987,037
Retail-Drug Store	12,133,554	—	—	12,133,554
Other Industries*	84,503,349	—	—	84,503,349
Short-Term Investment Securities:
U.S. Government Agencies	—	2,899,987	—	2,899,987
Total	$193,236,501	$2,899,987	$—	$196,136,488

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Focused Mid-Cap Growth Portfolio

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK — 98.4%
Applications Software — 2.2%
Check Point Software Technologies, Ltd.†	32,800	$875,432
Beverages-Wine/Spirits — 1.7%
Central European Distribution Corp.†	23,700	680,427
Broadcast Services/Program — 3.4%
Discovery Communications, Inc., Class A†	55,475	1,359,137
Chemicals-Diversified — 1.1%
FMC Corp.	9,100	442,624
Coatings/Paint — 0.3%
Valspar Corp.	4,300	108,876
Computer Services — 2.2%
IHS, Inc., Class A†	17,400	868,956
Consulting Services — 2.1%
Hill International, Inc.†	179,225	835,189
Consumer Products-Misc. — 2.5%
Tupperware Brands Corp.	29,400	1,001,658
Data Processing/Management — 2.6%
Fiserv, Inc.†	21,850	1,035,908
Dialysis Centers — 2.3%
DaVita, Inc.†	18,850	936,845
Distribution/Wholesale — 2.5%
LKQ Corp.†	55,350	992,979
Diversified Manufacturing Operations — 2.1%
Eaton Corp.	16,250	843,700
Electric-Integrated — 2.0%
Northeast Utilities	34,600	796,146
Electric-Transmission — 2.0%
ITC Holdings Corp.	16,750	798,975
Electronic Components-Semiconductors — 4.2%
Cree, Inc.†	24,300	779,058
Microchip Technology, Inc.	33,600	904,848
		1,683,906
Electronic Measurement Instruments — 1.1%
Itron, Inc.†	8,600	448,662
Enterprise Software/Service — 1.8%
Sybase, Inc.†	20,750	742,850
Entertainment Software — 1.8%
Activision Blizzard, Inc.†	62,200	712,190
Finance-Investment Banker/Broker — 2.0%
TD Ameritrade Holding Corp.†	42,250	783,315
Food-Baking — 2.2%
Flowers Foods, Inc.	37,250	880,218
Food-Confectionery — 1.9%
The J.M. Smucker Co.	15,300	765,459
Hazardous Waste Disposal — 1.9%
Stericycle, Inc.†	14,600	747,520
Industrial Gases — 1.5%
Airgas, Inc.	13,900	619,662
Instruments-Scientific — 2.1%
Thermo Fisher Scientific, Inc.†	18,750	849,000
Insurance-Life/Health — 2.3%
Lincoln National Corp.	43,900	930,241
Internet Infrastructure Software — 1.4%
Akamai Technologies, Inc.†	33,250	546,630
Internet Security — 2.6%
McAfee, Inc.†	23,200	1,034,256
Investment Management/Advisor Services — 1.8%
Eaton Vance Corp.	25,950	742,689
Medical Products — 4.3%
Haemonetics Corp.†	14,000	826,140
West Pharmaceutical Services, Inc.	24,600	897,900
		1,724,040
Metal Processors & Fabrication — 2.2%
Kaydon Corp.	26,950	880,456
Oil Companies-Exploration & Production — 5.6%
Arena Resources, Inc.†	15,925	519,633
Atlas Energy Resources LLC	29,275	672,446
Denbury Resources, Inc.†	21,025	349,015
Southwestern Energy Co.†	17,000	704,310
		2,245,404
Oil-Field Services — 0.9%
Core Laboratories NV	4,025	345,989
Patient Monitoring Equipment — 1.7%
Masimo Corp.†	27,600	674,820
Racetracks — 1.8%
Penn National Gaming, Inc.†	22,850	724,574
Real Estate Investment Trusts — 2.8%
Corporate Office Properties Trust	32,800	1,112,248
Retail-Apparel/Shoe — 1.9%
Guess?, Inc.	26,050	757,274
Retail-Auto Parts — 1.8%
O’Reilly Automotive, Inc.†	17,500	711,550
Retail-Restaurants — 1.8%
Yum! Brands, Inc.	20,650	732,249
Schools — 2.8%
New Oriental Education & Technology Group, Inc. ADR†	15,050	1,106,175
Soap & Cleaning Preparation — 1.5%
Church & Dwight Co., Inc.	10,150	598,647
Steel Pipe & Tube — 2.2%
Valmont Industries, Inc.	12,500	897,750
Superconductor Product & Systems — 2.4%
American Superconductor Corp.†	29,400	945,798
Therapeutics — 2.0%
BioMarin Pharmaceutical, Inc.†	49,825	817,628
Transactional Software — 3.0%
Solera Holdings, Inc.†	44,100	1,187,613
Wireless Equipment — 2.1%
American Tower Corp., Class A†	25,300	862,477
Total Common Stock (cost $38,406,748)		39,388,142

EXCHANGE-TRADED FUNDS — 0.5%
Mid-Cap Equity Funds — 0.5%
Midcap SPDR Trust Series 1
(cost $179,033)	1,750	199,570
Total Long-Term Investment Securities
(cost $38,585,781)		39,587,712
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 08/03/09
(cost $410,000)	$410,000	410,000

TOTAL INVESTMENTS
(cost $38,995,781)(1)	99.9%	39,997,712
Other assets less liabilities	0.1	54,265
NET ASSETS	100.0%	$40,051,977

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Oil Companies-Exploration & Production	$2,245,404	$—	$—	$2,245,404
Other Industries*	37,142,738	—	—	37,142,738
Exchange-Traded Funds	199,570	—	—	199,570
Short-Term Investment Securities:
Time Deposit	—	410,000	—	410,000
Total	$39,587,712	$410,000	$—	$39,997,712

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Focused Small-Cap Growth Portfolio

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 99.1%
Apparel Manufacturers — 2.7%
Under Armour, Inc., Class A†	140,000	$3,400,600
Auction House/Art Dealers — 2.9%
Ritchie Bros. Auctioneers, Inc.	155,000	3,720,000
Commercial Services — 2.3%
CoStar Group, Inc.†	80,000	2,938,400
Commercial Services-Finance — 3.2%
Interactive Data Corp.	12,500	284,375
Morningstar, Inc.†	66,667	2,952,681
Riskmetrics Group, Inc.†	42,100	767,904
		4,004,960
Computer Aided Design — 0.7%
ANSYS, Inc.†	30,000	937,800
Computer Services — 0.3%
IHS, Inc., Class A†	7,000	349,580
Consulting Services — 1.5%
Gartner, Inc.†	110,000	1,881,000
Decision Support Software — 4.6%
MSCI, Inc., Class A†	209,000	5,841,550
Distribution/Wholesale — 3.5%
LKQ Corp.†	251,000	4,502,940
Engineering/R&D Services — 3.2%
Aecom Technology Corp.†	125,000	4,050,000
Environmental Consulting & Engineering — 1.0%
Tetra Tech, Inc.†	40,000	1,204,800
Finance-Investment Banker/Broker — 1.6%
Jefferies Group, Inc.†	90,000	2,057,400
Food-Misc. — 4.5%
Ralcorp Holdings, Inc.†	90,000	5,715,900
Food-Retail — 2.1%
Whole Foods Market, Inc.†	110,000	2,660,900
Hotel/Motels — 4.4%
Choice Hotels International, Inc.	200,000	5,570,000
Insurance-Property/Casualty — 4.9%
Arch Capital Group, Ltd.†	100,000	6,219,000
Internet Content-Information/News — 0.2%
WebMD Health Corp., Class A†	8,021	267,982
Medical Instruments — 7.0%
Edwards Lifesciences Corp.†	120,000	7,849,200
Techne Corp.	17,194	1,097,321
		8,946,521
Medical-Biomedical/Gene — 1.4%
Charles River Laboratories International, Inc.†	55,000	1,818,850
Medical-HMO — 3.5%
AMERIGROUP Corp.†	180,000	4,442,400
Oil & Gas Drilling — 3.1%
Helmerich & Payne, Inc.	115,000	3,951,400
Oil Companies-Exploration & Production — 3.4%
Encore Acquisition Co.†	120,000	4,272,000
Oil-Field Services — 6.1%
Core Laboratories NV	35,000	3,008,600
SEACOR Holdings, Inc.†	60,000	4,768,800
		7,777,400
Racetracks — 5.0%
Penn National Gaming, Inc.†	200,000	6,342,000
Retail-Apparel/Shoe — 1.6%
J Crew Group, Inc.†	72,000	2,027,520
Retail-Automobile — 2.1%
Penske Auto Group, Inc.	130,000	2,688,400
Retail-Sporting Goods — 3.1%
Dick’s Sporting Goods, Inc.†	200,000	3,970,000
Schools — 4.1%
DeVry, Inc.	105,000	5,222,700
Soap & Cleaning Preparation — 4.4%
Church & Dwight Co., Inc.	95,000	5,603,100
Transport-Rail — 3.4%
Genesee & Wyoming, Inc., Class A†	159,000	4,339,110
Transport-Services — 4.3%
C.H. Robinson Worldwide, Inc.	100,000	5,453,000
Veterinary Diagnostics — 3.0%
VCA Antech, Inc.†	151,000	3,862,580
Total Long-Term Investment Securities (cost $113,285,597)		126,039,793
REPURCHASE AGREEMENT — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $1,498,001 and collateralized by 1,460,000 Federal Home Loan Bank Notes, bearing interest at 3.63% due 10/18/13 and having approximate value of $1,531,175 (cost $1,498,000)	$1,498,000	1,498,000
TOTAL INVESTMENTS (cost $114,783,597)(1)	100.3%	127,537,793
Liabilities in excess of other assets	(0.3)	(411,736)
NET ASSETS	100.0%	$127,126,057

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical instruments	$8,946,521	$—	$—	$8,946,521
Oil-Field Services	7,777,400	—	—	7,777,400
Racetracks	6,342,000	—	—	6,342,000
Other Industries*	102,973,872	—	—	102,973,872
Repurchase Agreement	—	1,498,000	—	1,498,000
Total	$126,039,793	$1,498,000	$—	$127,537,793

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Focused Large-Cap Value Portfolio

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 94.3%
Aerospace/Defense — 3.6%
General Dynamics Corp.	50,000	$2,769,500
Aerospace/Defense-Equipment — 3.5%
United Technologies Corp.	50,000	2,723,500
Applications Software — 3.1%
Microsoft Corp.	100,000	2,352,000
Banks-Super Regional — 3.2%
Wells Fargo & Co.	100,000	2,446,000
Cosmetics & Toiletries — 3.6%
The Procter & Gamble Co.	50,000	2,775,500
Diversified Banking Institutions — 10.7%
Bank of America Corp.	200,000	2,958,000
JPMorgan Chase & Co.	100,000	3,865,000
Morgan Stanley	50,000	1,425,000
		8,248,000
Diversified Manufacturing Operations — 3.5%
General Electric Co.	200,000	2,680,000
Food-Misc. — 4.4%
H.J. Heinz Co.	50,000	1,923,000
Kraft Foods, Inc., Class A	50,000	1,417,000
		3,340,000
Insurance-Multi-line — 5.7%
MetLife, Inc.	50,000	1,697,500
The Allstate Corp.	100,000	2,691,000
		4,388,500
Insurance-Property/Casualty — 3.0%
Chubb Corp.	50,000	2,309,000
Medical Products — 4.0%
Johnson & Johnson	50,000	3,044,500
Medical-Drugs — 8.9%
Abbott Laboratories	50,000	2,249,500
Merck & Co., Inc.	100,000	3,001,000
Pfizer, Inc.	100,000	1,593,000
		6,843,500
Multimedia — 1.7%
Time Warner, Inc.	50,000	1,333,000
Non-Hazardous Waste Disposal — 3.7%
Waste Management, Inc.	100,000	2,811,000
Oil Companies-Exploration & Production — 4.6%
Occidental Petroleum Corp.	50,000	3,567,000
Oil Companies-Integrated — 14.1%
Chevron Corp.	50,000	3,473,500
ConocoPhillips	50,000	2,185,500
Exxon Mobil Corp.	50,000	3,519,500
Marathon Oil Corp.	50,000	1,612,500
		10,791,000
Retail-Discount — 3.2%
Wal-Mart Stores, Inc.	50,000	2,494,000
Retail-Drug Store — 2.2%
CVS Caremark Corp.	50,000	1,674,000
Telephone-Integrated — 7.6%
AT&T, Inc.	100,000	2,623,000
Verizon Communications, Inc.	100,000	3,207,000
		5,830,000
Total Long-Term Investment Securities (cost $73,413,858)		72,420,000
REPURCHASE AGREEMENT — 6.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $4,690,000)	$4,690,000	4,690,000
TOTAL INVESTMENTS (cost $78,103,858)(2)	100.4%	77,110,000
Liabilities in excess of other assets	(0.4)	(309,908)
NET ASSETS	100.0%	$76,800,092

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$8,248,000	$—	$—	$8,248,000
Insurance-Multi-line	4,388,500	—	—	4,388,500
Medical-Drugs	6,843,500	—	—	6,843,500
Oil Companies-Integrated	10,791,000	—	—	10,791,000
Telephone-Integrated	5,830,000	—	—	5,830,000
Other Industries*	36,319,000	—	—	36,319,000
Repurchase Agreement	—	4,690,000	—	4,690,000
Total	$72,420,000	$4,690,000	$—	$77,110,000

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Focused Value Portfolio

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 98.5%
Agricultural Chemicals — 1.8%
Potash Corp. of Saskatchewan, Inc.	47,095	$4,380,306
Airport Development/Maintenance — 3.7%
Beijing Capital International Airport Co., Ltd.	12,908,000	9,210,423
Banks-Commercial — 1.3%
HDFC Bank, Ltd.	15,410	1,506,636
ICICI Bank, Ltd. ADR	55,520	1,740,552
		3,247,188
Banks-Fiduciary — 6.1%
Northern Trust Corp.	63,635	3,806,009
State Street Corp.	148,120	7,450,436
The Bank of New York Mellon Corp.	138,290	3,780,849
		15,037,294
Commercial Services-Finance — 6.5%
Mastercard, Inc., Class A	42,435	8,233,663
Visa, Inc., Class A	117,530	7,693,514
		15,927,177
Computer Services — 1.3%
Computershare, Ltd.	405,755	3,335,841
Data Processing/Management — 2.8%
Broadridge Financial Solutions, Inc.	402,670	6,954,111
Decision Support Software — 1.8%
MSCI, Inc., Class A†	156,040	4,361,318
Diversified Financial Services — 4.9%
IntercontinentalExchange, Inc.†	129,210	12,153,493
Diversified Minerals — 4.7%
Anglo American PLC ADR	356,890	5,753,067
BHP Billiton, Ltd. ADR	92,320	5,812,467
		11,565,534
Diversified Operations — 2.1%
Icahn Enterprises LP	128,825	5,076,993
Finance-Investment Banker/Broker — 0.4%
LaBranche & Co., Inc.†	293,895	1,113,862
Finance-Other Services — 17.9%
CME Group, Inc.	33,885	9,448,154
Hong Kong Exchanges & Clearing, Ltd.	680,500	12,810,879
NYSE Euronext	295,325	7,959,009
Singapore Exchange, Ltd.	1,084,350	6,570,220
The NASDAQ OMX Group, Inc.†	340,820	7,201,527
		43,989,789
Independent Power Producers — 3.7%
Calpine Corp.†	708,240	9,122,131
Insurance-Reinsurance — 1.6%
Berkshire Hathaway, Inc., Class B†	1,212	3,854,766
Investment Companies — 0.5%
Urbana Corp., Class A†	980,495	1,310,664
Investment Management/Advisor Services — 0.3%
U.S. Global Investors, Inc., Class A	66,670	829,375
Metal-Copper — 3.4%
Freeport-McMoRan Copper & Gold, Inc.	138,405	8,345,822
Metal-Diversified — 1.6%
Rio Tinto PLC ADR	23,290	3,902,938
Oil Companies-Exploration & Production — 11.3%
Canadian Natural Resources, Ltd.	147,475	8,865,612
Canadian Oil Sands Trust	292,400	7,361,233
CNOOC, Ltd. ADR	21,150	2,819,930
EnCana Corp.	162,470	8,716,515
		27,763,290
Oil Companies-Integrated — 6.4%
China Petroleum & Chemical Corp. ADR	33,390	2,983,730
PetroChina Co., Ltd. ADR	24,550	2,890,763
Suncor Energy, Inc.	301,105	9,779,890
		15,654,383
Oil-U.S. Royalty Trusts — 0.2%
Texas Pacific Land Trust	12,365	423,501
Precious Metals — 0.7%
Franco-Nevada Corp.	69,365	1,732,113
Public Thoroughfares — 3.2%
Anhui Expressway Co., Ltd.	2,502,000	1,546,387
Jiangsu Expressway Co., Ltd.	1,291,817	1,135,125
Shenzhen Expressway Co., Ltd.	2,592,183	1,327,858
Sichuan Expressway Co., Ltd.	5,529,913	2,368,928
Zhejiang Expressway Co., Ltd.	1,668,006	1,612,037
		7,990,335
Retail-Major Department Stores — 2.6%
Sears Holdings Corp.†	95,245	6,318,553
Transport-Rail — 7.7%
Burlington Northern Santa Fe Corp.	52,250	4,106,328
CSX Corp.	114,910	4,610,189
Guangshen Railway Co., Ltd. ADR	58,220	1,417,657
Norfolk Southern Corp.	96,350	4,167,137
Union Pacific Corp.	82,350	4,736,772
		19,038,083
Total Long-Term Investment Securities (cost $228,960,173)		242,639,283
REPURCHASE AGREEMENT — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $3,968,003 and collateralized by $4,020,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.18% due 04/23/12 and having an approximate value of $4,050,150 (cost $3,968,000)	$3,968,000	3,968,000
TOTAL INVESTMENTS (cost $232,928,173) (1)	100.1%	246,607,283
Liabilities in excess of other assets	(0.1)	(239,437)
NET ASSETS	100.0%	$246,367,846

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks-Fiduciary	$15,037,294	$—	$—	$15,037,294
Commercial Services-Finance	15,927,177	—	—	15,927,177
Finance-Other Services	43,989,789	—	—	43,989,789
Oil Companies-Exploration & Production	27,763,290	—	—	27,763,290
Oil Companies-Integrated	15,654,383	—	—	15,654,383
Transport-Rail	19,038,083	—	—	19,038,083
Other Industries*	105,229,267	—	—	105,229,267
Repurchase Agreement	—	3,968,000	—	3,968,000

Total	$242,639,283	$3,968,000	$—	$246,607,283

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Focused Mid-Cap Value Portfolio

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 92.0%
Aerospace/Defense — 2.0%
Esterline Technologies Corp.†	32,000	$909,760
Apparel Manufacturers — 2.2%
Maidenform Brands, Inc.†	73,000	1,009,590
Building Products-Cement — 1.7%
Martin Marietta Materials, Inc.	9,000	774,630
Building Products-Doors & Windows — 1.3%
Quanex Building Products Corp.	49,000	582,610
Chemicals-Diversified — 1.8%
FMC Corp.	9,500	462,080
Solutia, Inc.†	40,000	357,600
		819,680
Chemicals-Specialty — 6.0%
Ashland, Inc.	39,800	1,318,972
Cytec Industries, Inc.	30,000	753,000
Eastman Chemical Co.	13,000	645,580
		2,717,552
Computer Services — 4.4%
Cognizant Technology Solutions Corp., Class A†	50,200	1,485,418
Tier Technologies, Inc., Class B†	70,000	518,000
		2,003,418
Consulting Services — 7.5%
Genpact, Ltd.†	101,000	1,416,020
LECG Corp.†	200,000	736,000
Stantec, Inc.†	49,400	1,250,314
		3,402,334
Consumer Products-Misc. — 1.8%
CSS Industries, Inc.	35,000	812,000
Data Processing/Management — 1.0%
Dun & Bradstreet Corp.	6,500	467,935
Distribution/Wholesale — 2.3%
WESCO International, Inc.†	43,000	1,061,670
Diversified Manufacturing Operations — 11.8%
Acuity Brands, Inc.	26,000	767,260
Barnes Group, Inc.	68,500	963,795
Carlisle Cos., Inc.	31,000	971,230
Crane Co.	48,500	1,029,170
Federal Signal Corp.	80,000	708,800
Leggett & Platt, Inc.	32,000	555,200
Lydall, Inc.†	115,000	373,750
		5,369,205
Electronic Components-Misc. — 6.8%
Flextronics International, Ltd.†	359,000	1,909,880
Vishay Intertechnology, Inc.†	167,000	1,187,370
		3,097,250
Gas-Distribution — 1.9%
Southern Union Co.	45,000	872,100
Home Furnishings — 0.9%
Ethan Allen Interiors, Inc.	30,500	388,265
Human Resources — 1.5%
MPS Group, Inc.†	78,000	674,700
Identification Systems — 3.5%
Checkpoint Systems, Inc.†	91,000	1,577,030
Instruments-Scientific — 3.9%
Thermo Fisher Scientific, Inc.†	34,000	1,539,520
Waters Corp.†	4,700	236,175
		1,775,695
Internet Telephone — 3.0%
j2 Global Communications, Inc.†	56,000	1,343,440
Machine Tools & Related Products — 3.1%
Kennametal, Inc.	66,000	1,407,120
Machinery-General Industrial — 3.2%
Albany International Corp., Class A	106,500	1,463,310
Medical Information Systems — 1.0%
IMS Health, Inc.	36,000	432,000
Medical-Biomedical/Gene — 3.3%
Charles River Laboratories International, Inc.†	46,000	1,521,220
Metal-Aluminum — 1.1%
Kaiser Aluminum Corp.	15,000	495,900
Paper & Related Products — 3.1%
KapStone Paper and Packaging Corp.†	280,000	1,411,200
Research & Development — 1.2%
Pharmaceutical Product Development, Inc.	26,300	546,251
Retail-Apparel/Shoe — 6.2%
Collective Brands, Inc.†	88,000	1,400,960
Foot Locker, Inc.	128,000	1,418,240
		2,819,200
Semiconductor Equipment — 1.4%
Teradyne, Inc.†	80,000	630,400
Telecommunication Equipment — 1.2%
Adtran, Inc.	22,900	553,264
Tools-Hand Held — 1.9%
The Stanley Works	21,500	863,225
Total Long-Term Investment Securities (cost $46,733,238)		41,801,954
SHORT-TERM INVESTMENT SECURITIES — 9.3%
Time Deposits — 9.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/03/09 (cost $4,211,000)	$4,211,000	4,211,000
TOTAL INVESTMENTS (cost $50,944,238)(1)	101.3%	46,012,954
Liabilities in excess of other assets	(1.3)	(580,355)
NET ASSETS	100.0%	$45,432,599

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Chemicals-Specialty	$2,717,552	$—	$—	$2,717,552
Consulting Services	3,402,334	—	—	3,402,334
Diversified Manufacturing Operations	5,369,205	—	—	5,369,205
Electronic Components-Misc.	3,097,250	—	—	3,097,250
Retail-Apparel/Shoe	2,819,200	—	—	2,819,200
Other Industries*	24,396,413	—	—	24,396,413
Short-Term Investment Securities:
Time Deposit	—	4,211,000	—	4,211,000
Total	$41,801,954	$4,211,000	$—	$46,012,954

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Focused Small-Cap Value Portfolio

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.0%
Auto/Truck Parts & Equipment-Original — 1.8%
Fuel Systems Solutions, Inc.†	100,000	$2,508,000
Beverages-Non-alcoholic — 0.2%
Heckmann Corp.†	65,049	234,176
Chemicals-Diversified — 3.1%
Solutia, Inc.†	500,000	4,470,000
Computers-Integrated Systems — 1.1%
NCR Corp.†	120,000	1,552,800
Computers-Memory Devices — 7.7%
STEC, Inc.†	235,000	8,011,150
Xyratex, Ltd.†	500,000	2,965,000
		10,976,150
Consulting Services — 1.3%
FTI Consulting, Inc.†	35,000	1,905,050
Diversified Minerals — 1.5%
Northern Dynasty Minerals, Ltd.†	293,800	2,132,988
Diversified Operations/Commercial Services — 0.6%
Volt Information Sciences, Inc.†	113,700	905,052
Electronic Components-Semiconductors — 1.9%
ON Semiconductor Corp.†	375,000	2,737,500
Engineering/R&D Services — 3.4%
EMCOR Group, Inc.†	120,000	2,894,400
McDermott International, Inc.†	100,000	1,954,000
		4,848,400
Enterprise Software/Service — 1.5%
Lawson Software, Inc.†	365,000	2,168,100
Finance-Consumer Loans — 1.9%
Nelnet, Inc., Class A†	124,200	1,774,818
SLM Corp.†	100,454	893,036
		2,667,854
Finance-Investment Banker/Broker — 4.4%
Broadpoint Gleacher Securities, Inc.†	203,000	1,264,690
Knight Capital Group, Inc., Class A†	270,000	5,013,900
		6,278,590
Food-Misc. — 4.4%
American Italian Pasta Co., Class A†	114,970	3,616,956
Cal-Maine Foods, Inc.	91,100	2,681,073
		6,298,029
Footwear & Related Apparel — 2.3%
Iconix Brand Group, Inc.†	185,000	3,241,200
Gas-Distribution — 3.9%
South Jersey Industries, Inc.	150,584	5,553,538
Gold Mining — 8.8%
Jaguar Mining, Inc.†	400,000	3,334,417
Seabridge Gold, Inc.†	82,699	2,460,295
US Gold Corp.†	1,650,000	4,884,000
Yamana Gold, Inc.	200,000	1,898,000
		12,576,712
Insurance-Reinsurance — 2.3%
Validus Holdings, Ltd.	141,796	3,218,769
Intimate Apparel — 2.1%
The Warnaco Group, Inc.†	84,331	3,063,745
Investment Companies — 1.5%
PennyMac Mortgage Investment Trust†	115,600	2,173,280
Medical Products — 3.1%
Greatbatch, Inc.†	203,808	4,491,928
Medical-Biomedical/Gene — 4.3%
Crucell NV ADR†	100,000	2,477,000
Incyte Corp.†	700,000	3,640,000
		6,117,000
Metal-Diversified — 3.7%
Ivanhoe Mines, Ltd.†	650,000	5,239,000
Oil Companies-Exploration & Production — 5.1%
Plains Exploration & Production Co.†	110,000	3,151,500
Swift Energy Co.†	210,000	4,137,000
		7,288,500
Publishing-Newspapers — 1.1%
Dolan Media Co.†	115,000	1,567,450
Real Estate Investment Trusts — 8.0%
Chimera Investment Corp.	600,000	2,148,000
MFA Mtg. Investments, Inc.	745,000	5,513,000
Universal Health Realty Income Trust	108,946	3,722,685
		11,383,685
Retail-Jewelry — 1.0%
Fuqi International, Inc.†	60,000	1,452,600
Silver Mining — 4.6%
Pan American Silver Corp.†	157,519	3,104,700
Silver Standard Resources, Inc.†	178,000	3,501,260
		6,605,960
Telecommunication Equipment — 2.0%
Tellabs, Inc.†	494,680	2,869,144
Tobacco — 1.3%
Vector Group, Ltd.	120,000	1,783,200
Transport-Marine — 1.4%
Teekay Tankers, Ltd. Class A	200,000	1,936,000
Transport-Services — 1.1%
Hub Group, Inc., Class A†	70,000	1,504,300
Transport-Truck — 0.8%
Landstar System, Inc.	30,000	1,100,400
Wire & Cable Products — 1.8%
Fushi Copperweld, Inc.†	294,000	2,596,020
Total Common Stock (cost $110,233,849)		135,445,120
WARRANTS — 0.3%
Beverages-Non-alcoholic — 0.3%
Heckmann Corp. Expires 11/09/11† (strike price $6.00) (cost $1,857,953)	903,614	379,518
Total Long-Term Investment Securities (cost $112,091,802)		135,824,638

REPURCHASE AGREEMENT — 7.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $9,996,000)	$9,996,000	9,996,000
TOTAL INVESTMENTS (cost $122,087,802) (2)	102.3%	145,820,638
Liabilities in excess of other assets	(2.3)	(3,247,276)
NET ASSETS	100.0%	$142,573,362

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers-Memory Devices	$10,976,150	$—	$—	$10,976,150
Gold Mining	12,576,712	—	—	12,576,712
Oil Companies-Exploration & Production	7,288,500	—	—	7,288,500
Real Estate Investment Trust	11,383,685	—	—	11,383,685
Other Industries*	93,220,073	—	—	93,220,073
Warrants	379,518	—	—	379,518
Repurchase Agreement	—	9,996,000	—	9,996,000
Total	$135,824,638	$9,996,000	$—	$145,820,638

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Focused Growth and Income Portfolio

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 99.5%
Aerospace/Defense — 4.2%
Lockheed Martin Corp.	35,000	$2,616,600
Raytheon Co.	60,000	2,817,000
		5,433,600
Agricultural Operations — 2.2%
Archer-Daniels-Midland Co.	97,000	2,921,640
Applications Software — 1.9%
Compuware Corp.†	338,000	2,477,540
Computer Services — 4.0%
Accenture, Ltd., Class A	81,000	2,840,670
Affiliated Computer Services, Inc., Class A†	49,000	2,323,090
		5,163,760
Computers — 1.6%
International Business Machines Corp.	18,000	2,122,740
Computers-Memory Devices — 6.5%
EMC Corp.†	203,000	3,057,180
NetApp, Inc.†	119,000	2,672,740
Western Digital Corp.†	89,000	2,692,250
		8,422,170
Diversified Banking Institutions — 2.9%
The Goldman Sachs Group, Inc.	23,000	3,755,900
Electronic Components-Semiconductors — 1.8%
QLogic Corp.†	178,000	2,322,900
Electronic Design Automation — 1.1%
Synopsys, Inc.†	73,000	1,458,540
Insurance-Life/Health — 2.0%
Unum Group	142,000	2,665,340
Insurance-Property/Casualty — 4.5%
Chubb Corp.	63,000	2,909,340
The Travelers Cos., Inc.	67,000	2,885,690
		5,795,030
Medical-Biomedical/Gene — 4.6%
Amgen, Inc.†	55,000	3,427,050
Biogen Idec, Inc.†	54,000	2,567,700
		5,994,750
Medical-Drugs — 7.9%
Bristol-Myers Squibb Co.	142,000	3,087,080
Pfizer, Inc.	251,000	3,998,430
Schering-Plough Corp.	120,000	3,181,200
		10,266,710
Medical-HMO — 5.5%
Aetna, Inc.	34,000	916,980
UnitedHealth Group, Inc.	117,000	3,283,020
WellPoint, Inc.†	57,000	3,000,480
		7,200,480
Medical-Hospitals — 2.0%
LifePoint Hospitals, Inc.†	95,000	2,627,700
Networking Products — 3.3%
Cisco Systems, Inc.†	198,000	4,357,980
Oil & Gas Drilling — 3.9%
Diamond Offshore Drilling, Inc.	29,000	2,606,230
ENSCO International, Inc.	65,000	2,462,850
		5,069,080
Oil Companies-Exploration & Production — 2.2%
Anadarko Petroleum Corp.	60,000	2,892,000
Oil Companies-Integrated — 11.6%
Chevron Corp.	66,000	4,585,020
ConocoPhillips	62,000	2,710,020
Exxon Mobil Corp.	30,000	2,111,700
Marathon Oil Corp.	94,000	3,031,500
Murphy Oil Corp.	45,000	2,619,000
		15,057,240
Oil Refining & Marketing — 3.7%
Sunoco, Inc.	84,000	2,073,960
Valero Energy Corp.	152,000	2,736,000
		4,809,960
Pharmacy Services — 1.8%
Medco Health Solutions, Inc.†	1,000	52,860
Omnicare, Inc.	94,000	2,243,780
		2,296,640
Retail-Auto Parts — 1.9%
AutoZone, Inc.†	16,000	2,457,120
Retail-Discount — 3.8%
BJ’s Wholesale Club, Inc.†	70,000	2,334,500
Dollar Tree, Inc.†	56,000	2,582,720
		4,917,220
Retail-Major Department Stores — 2.3%
TJX Cos., Inc.	81,000	2,934,630
Retail-Restaurants — 1.9%
Darden Restaurants, Inc.	76,000	2,461,640
Schools — 2.1%
Apollo Group, Inc., Class A†	40,000	2,761,600
Steel-Producers — 2.0%
United States Steel Corp.	66,000	2,623,500
Telephone-Integrated — 3.2%
AT&T, Inc.	8,000	209,840
Verizon Communications, Inc.	123,000	3,944,610
		4,154,450
Tobacco — 1.0%
Reynolds American, Inc.	31,000	1,348,810
Vitamins & Nutrition Products — 2.1%
Herbalife, Ltd.	80,000	2,752,800
Total Long-Term Investment Securities (cost $133,100,125)		129,523,470
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/03/09 (cost $912,000)	$912,000	912,000
TOTAL INVESTMENTS (cost $134,012,125)(1)	100.2%	130,435,470
Liabilities in excess of other assets	(0.2)	(317,805)
NET ASSETS	100.0%	$130,117,665

†	Non-income producing security
(1)	See Note 4 cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers-Memory Devices	$8,422,170	$—	$—	$8,422,170
Medical-Drugs	10,266,710	—	—	10,266,710
Medical-HMO	7,200,480	—	—	7,200,480
Oil Companies-Integrated	15,057,240	—	—	15,057,240
Other Industries*	88,576,870	—	—	88,576,870
Short-Term Investment Securities:
Time Deposit	—	912,000	—	912,000
Total	$129,523,470	$912,000	$—	$130,435,470

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Focused Technology Portfolio

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 93.5%
Applications Software — 9.5%
Check Point Software Technologies, Ltd.†	56,800	$1,515,992
Microsoft Corp.	91,800	2,159,136
Nuance Communications, Inc.†	131,300	1,733,160
Salesforce.com, Inc.†	38,490	1,668,157
		7,076,445
Commercial Services-Finance — 3.2%
Visa, Inc., Class A	35,800	2,343,468
Communications Software — 1.7%
SolarWinds, Inc.†	62,600	1,252,000
Computer Services — 5.9%
Accenture, Ltd., Class A	46,100	1,616,727
Cognizant Technology Solutions Corp., Class A†	92,800	2,745,952
		4,362,679
Computers — 12.3%
Apple, Inc.†	19,095	3,119,932
Dell, Inc.†	89,800	1,201,524
Hewlett-Packard Co.	56,800	2,459,440
International Business Machines Corp.	8,800	1,037,784
Research In Motion, Ltd.†	16,700	1,269,200
		9,087,880
Computers-Memory Devices — 2.5%
EMC Corp.†	74,500	1,121,970
STEC, Inc.†	22,000	749,980
		1,871,950
Electronic Components-Semiconductors — 16.2%
Broadcom Corp., Class A†	52,400	1,479,252
Intel Corp.	160,000	3,080,000
NVIDIA Corp.†	56,900	735,717
PMC - Sierra, Inc.†	82,000	750,300
Rovi Corp.†	114,800	3,003,168
Texas Instruments, Inc.	88,200	2,121,210
Zoran Corp.†	70,000	806,400
		11,976,047
Electronic Forms — 3.3%
Adobe Systems, Inc.†	74,600	2,418,532
Enterprise Software/Service — 5.5%
Lawson Software, Inc.†	252,300	1,498,662
Oracle Corp.	115,200	2,549,376
		4,048,038
Entertainment Software — 2.9%
Activision Blizzard, Inc.†	189,300	2,167,485
Internet Security — 7.0%
McAfee, Inc.†	50,800	2,264,664
Symantec Corp.†	122,500	1,828,925
VeriSign, Inc.†	52,200	1,066,968
		5,160,557
Networking Products — 3.6%
Cisco Systems, Inc.†	122,300	2,691,823
Semiconductor Components-Integrated Circuits — 3.6%
Analog Devices, Inc.	53,600	1,467,032
Marvell Technology Group, Ltd.†	89,300	1,191,262
		2,658,294
Semiconductor Equipment — 5.1%
Applied Materials, Inc.	107,200	1,479,360
ASML Holding NV	89,600	2,330,496
		3,809,856
Telecom Equipment-Fiber Optics — 2.0%
Corning, Inc.	89,000	1,513,000
Telecom Services — 2.0%
Amdocs, Ltd.†	61,000	1,459,120
Web Portals/ISP — 3.7%
Google, Inc., Class A†	6,230	2,760,201
Wireless Equipment — 3.5%
QUALCOMM, Inc.	56,205	2,597,233
Total Long-Term Investment Securities (cost $58,478,563)		69,254,608
REPURCHASE AGREEMENT — 6.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $5,058,000)	$5,058,000	5,058,000
TOTAL INVESTMENTS (cost $63,536,563) (2)	100.3%	74,312,608
Liabilities in excess of other assets	(0.3)	(232,527)
NET ASSETS	100.0%	$74,080,081

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Application Software	$7,076,445	$—	$—	$7,076,445
Computer Services	4,362,679	—	—	4,362,679
Computers	9,087,880	—	—	9,087,880
Electronic Components-Semiconductors	11,976,047	—	—	11,976,047
Enterprise Software/Service	4,048,038	—	—	4,048,038
Internet Security	5,160,557	—	—	5,160,557
Semiconductor Equipment	3,809,856	—	—	3,809,856
Other Industries*	23,733,106	—	—	23,733,106
Repurchase Agreement	—	5,058,000	—	5,058,000
Total	$69,254,608	$5,058,000	$—	$74,312,608

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Focused Dividend Strategy Portfolio

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 97.9%
Aerospace/Defense — 2.9%
Boeing Co.	81,100	$3,480,001
Chemicals-Diversified — 3.6%
E.I. du Pont de Nemours & Co.	139,500	4,314,735
Computers-Memory Devices — 3.4%
Seagate Technology	341,900	4,116,476
Diversified Manufacturing Operations — 3.4%
General Electric Co.	309,400	4,145,960
Electronic Components-Misc. — 3.5%
Garmin, Ltd.	151,600	4,193,256
Finance-Credit Card — 3.4%
American Express Co.	145,200	4,113,516
Food-Misc. — 3.3%
Kraft Foods, Inc., Class A	141,000	3,995,940
Industrial Automated/Robotic — 3.8%
Rockwell Automation, Inc.	112,100	4,642,061
Machinery-Construction & Mining — 3.7%
Caterpillar, Inc.	101,800	4,485,308
Medical-Drugs — 12.7%
Bristol-Myers Squibb Co.	178,300	3,876,242
Eli Lilly & Co.	102,500	3,576,225
Merck & Co., Inc.	130,800	3,925,308
Pfizer, Inc.	247,700	3,945,861
		15,323,636
Multimedia — 5.9%
Meredith Corp.	132,600	3,509,922
The McGraw-Hill Cos., Inc.	113,300	3,551,955
		7,061,877
Office Automation & Equipment — 2.8%
Pitney Bowes, Inc.	163,400	3,374,210
Office Furnishings-Original — 3.7%
Steelcase, Inc., Class A	611,900	4,479,108
Power Converter/Supply Equipment — 3.4%
Hubbell, Inc., Class B	108,700	4,056,684
Printing-Commercial — 3.6%
R.R. Donnelley & Sons Co.	308,900	4,293,710
Telephone-Integrated — 12.1%
AT&T, Inc.	144,200	3,782,366
CenturyTel, Inc.	114,398	3,590,953
Verizon Communications, Inc.	115,200	3,694,464
Windstream Corp.	403,700	3,540,449
		14,608,232
Tobacco — 12.8%
Altria Group, Inc.	214,500	3,760,185
Lorillard, Inc.	52,800	3,892,416
Philip Morris International, Inc.	84,600	3,942,360
Reynolds American, Inc.	90,000	3,915,900
		15,510,861
Tools-Hand Held — 3.7%
Snap-On, Inc.	124,800	4,446,624
Transport-Marine — 2.9%
Frontline, Ltd.	154,300	3,528,841
Vitamins & Nutrition Products — 3.3%
Herbalife, Ltd.	116,000	3,991,560
Total Long-Term Investment Securities (cost $103,305,523)		118,162,596
REPURCHASE AGREEMENT — 1.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $2,128,000)	$2,128,000	2,128,000
TOTAL INVESTMENTS (cost $105,433,523)(2)	99.6%	120,290,596
Other assets less liabilities	0.4	438,965
NET ASSETS	100.0%	$120,729,561

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical Drugs	$15,323,636	$—	$—	$15,323,636
Multimedia	7,061,877	—	—	7,061,877
Telephone-Integrated	14,608,232	—	—	14,608,232
Tobacco	15,510,861	—	—	15,510,861
Other Industries*	65,657,990	—	—	65,657,990
Repurchase Agreement	—	2,128,000	—	2,128,000
Total	$118,162,596	$2,128,000	$—	$120,290,596

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Focused StarALPHA Portfolio

Portfolio of Investments — July 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 94.2%
Advertising Sales — 1.6%
AirMedia Group, Inc. ADR†	209,786	$1,250,325
Aerospace/Defense — 1.4%
Northrop Grumman Corp.	25,000	1,114,500
Agricultural Operations — 2.2%
Archer-Daniels-Midland Co.	58,000	1,746,960
Airport Development/Maintenance — 2.9%
Beijing Capital International Airport Co., Ltd.	3,274,000	2,336,142
Applications Software — 2.8%
Microsoft Corp.	93,800	2,206,176
Banks-Commercial — 1.7%
SVB Financial Group†	39,400	1,388,850
Beverages-Non-alcoholic — 1.2%
Hansen Natural Corp.†	31,500	976,815
Cellular Telecom — 3.2%
China Mobile, Ltd. ADR	21,000	1,101,870
Leap Wireless International, Inc.†	60,600	1,451,370
		2,553,240
Commercial Services-Finance — 1.8%
Visa, Inc., Class A	22,200	1,453,212
Computer Services — 2.1%
Accenture, Ltd., Class A	48,000	1,683,360
Computers — 8.5%
Dell, Inc.†	203,100	2,717,478
Hewlett-Packard Co.	48,600	2,104,380
Research In Motion, Ltd.†	25,200	1,915,200
		6,737,058
Diversified Banking Institutions — 0.9%
Morgan Stanley	24,000	684,000
Diversified Operations — 3.1%
Icahn Enterprises LP†	25,220	993,920
Leucadia National Corp.†	59,450	1,456,525
		2,450,445
Electronic Components-Semiconductors — 4.5%
ON Semiconductor Corp.†	229,100	1,672,430
Rovi Corp.†	71,400	1,867,824
		3,540,254
Electronics-Military — 1.9%
L-3 Communications Holdings, Inc.	20,000	1,510,000
Engineering/R&D Services — 2.5%
McDermott International, Inc.†	100,000	1,954,000
Enterprise Software/Service — 1.5%
Lawson Software, Inc.†	195,800	1,163,052
Finance-Investment Banker/Broker — 0.1%
Broadpoint Gleacher Securities, Inc.†	8,300	51,709
Finance-Other Services — 4.5%
Singapore Exchange, Ltd.	354,614	2,148,653
The NASDAQ OMX Group, Inc.†	69,150	1,461,140
		3,609,793
Financial Guarantee Insurance — 1.8%
MBIA, Inc.†	334,250	1,400,507
Gold Mining — 1.6%
Yamana Gold, Inc.	135,000	1,281,150
Instruments-Scientific — 3.2%
Thermo Fisher Scientific, Inc.†	55,827	2,527,847
Internet Infrastructure Software — 0.4%
TeleCommunication Systems, Inc., Class A†	37,534	310,781
Internet Security — 2.1%
Symantec Corp.†	114,600	1,710,978
Investment Companies — 0.5%
BAM Investments, Ltd.†	9,900	90,522
PennyMac Mortgage Investment Trust†	16,600	312,080
		402,602
Investment Management/Advisor Services — 1.9%
Invesco, Ltd.	76,700	1,514,825
Medical-Biomedical/Gene — 6.7%
Alexion Pharmaceuticals, Inc.†	28,226	1,243,355
Amgen, Inc.†	25,000	1,557,750
Gilead Sciences, Inc.†	50,835	2,487,357
		5,288,462
Medical-Generic Drugs — 2.5%
Teva Pharmaceutical Industries, Ltd. ADR	37,000	1,973,580
Medical-HMO — 2.0%
WellPoint, Inc.†	31,000	1,631,840
Metal-Diversified — 1.3%
Ivanhoe Mines, Ltd.†	125,000	1,007,500
Oil & Gas Drilling — 1.9%
Diamond Offshore Drilling, Inc.	17,000	1,527,790
Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp.	34,000	1,638,800
Oil Companies-Integrated — 2.0%
Murphy Oil Corp.	28,000	1,629,600
Real Estate Operations & Development — 1.7%
Brookfield Asset Management, Inc., Class A	62,870	1,322,785
Retail-Drug Store — 3.3%
CVS Caremark Corp.	77,700	2,601,396
Retail-Jewelry — 0.4%
Fuqi International, Inc.†	15,000	322,500
Telecom Services — 2.1%
Telecity Group PLC†	289,989	1,632,469
Telecommunication Equipment — 1.2%
Harris Corp.	31,151	975,338
Telephone-Integrated — 2.1%
Verizon Communications, Inc.	51,000	1,635,570
Toys — 2.5%
Hasbro, Inc.	75,000	1,987,500
Web Portals/ISP — 2.5%
Google, Inc., Class A†	4,500	1,993,725
Total Long-Term Investment Securities (cost $76,604,996)		74,727,436

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Time Deposits — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/03/09
(cost $1,010,000)	$1,010,000	1,010,000
REPURCHASE AGREEMENT — 4.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $3,548,000)	3,548,000	3,548,000
TOTAL INVESTMENTS (cost $81,162,996) (2)	99.9%	79,285,436
Other assets less liabilities	0.1	43,018
NET ASSETS	100.0%	$79,328,454

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$6,737,058	$—	$—	$6,737,058
Medical-Biomedical/Gene	5,288,462	—	—	5,288,462
Other Industries*	62,701,916	—	—	62,701,916
Short-Term Investment Securities:
Time Deposit	—	1,010,000	—	1,010,000
Repurchase Agreement	—	3,548,000	—	3,548,000
Total	$74,727,436	$4,558,000	$—	$79,285,436

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of July 31, 2009 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of July 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Large-Cap Growth	8.33%	$8,592,000
Focused Large-Cap Value	4.55	4,690,000
Focused Small-Cap Value	9.69	9,996,000
Focused Technology	4.90	5,058,000
Focused Dividend Strategy	2.06	2,128,000
Focused StarALPHA	3.44	3,548,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated July 31, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $103,161,000, a repurchase price of $103,161,086 and a maturity date of August 3, 2009.  The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.14%	10/08/09	$105,260,000	$105,228,422

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by SunAmerica Asset Management Corp. (“SunAmerica Funds”). For the six months ended July 31, 2009, transactions in these securities were as follows:

			Capital Gain
			Distribution	Market Value at
Portfolio	Security	Income	Received	October 31, 2008
Focused Equity Strategy	Various SunAmerica Funds*	$2,163,386	$—	$254,927,472
Focused Multi-Asset Strategy	Various SunAmerica Funds*	9,297,827	355,550	464,774,315
Focused Balanced Strategy	Various SunAmerica Funds*	3,875,672	285,699	245,362,427
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	461,712	54,830	37,596,787
Focused Fixed Income Strategy	Various SunAmerica Funds*	598,388	41,466	20,833,637

					Change in
		Cost of	Cost of	Realized	Unrealized	Market Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	July 31, 2009
Focused Equity Strategy	Various SunAmerica Funds*	$79,450,363	$126,352,759	$(75,265,028)	$93,454,663	$226,214,711
Focused Multi-Asset Strategy	Various SunAmerica Funds*	126,739,455	182,625,814	(85,106,684)	118,131,204	441,912,476
Focused Balanced Strategy	Various SunAmerica Funds*	95,272,038	130,888,168	(27,612,092)	40,803,430	222,937,635
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	8,029,545	14,236,867	(514,682)	2,387,674	33,262,457
Focused Fixed Income Strategy	Various SunAmerica Funds*	9,901,093	10,648,234	(1,090,514)	2,216,573	21,212,555

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of July 31, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Stategy Portfolio
Cost (tax basis)	$246,009,815	$526,133,878	$242,616,966	$37,732,735	$21,173,038
Appreciation	17,599,041	15,617,805	11,301,024	545,563	495,434
Depreciation	(37,394,145)	(99,839,207)	(30,980,355)	(5,015,841)	(455,917)
Net unrealized appreciation (depreciation)	$(19,795,104)	$(84,221,402)	$(19,679,331)	$(4,470,278)	$39,517

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
Cost (tax basis)	$419,929,868	$188,815,437	$39,006,560	$114,986,281	$79,561,845
Appreciation	21,559,377	20,008,156	3,590,991	23,237,117	3,900,517
Depreciation	(41,348,461)	(15,587,092)	(2,599,839)	(10,685,605)	(6,352,362)
Net unrealized appreciation (depreciation)	$(19,789,084)	$4,421,064	$991,152	$12,551,512	$(2,451,845)

	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused Technology Portfolio
Cost (tax basis)	$234,901,000	$50,945,412	$124,276,115	$134,382,547	$63,548,701
Appreciation	45,181,464	4,048,793	26,594,326	8,999,495	10,992,045
Depreciation	(33,475,181)	(8,981,251)	(5,049,803)	(12,946,572)	(228,138)
Net unrealized appreciation (depreciation)	$11,706,283	$(4,932,458)	$21,544,523	$(3,947,077)	$10,763,907

	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio
Cost (tax basis)	$105,859,045	$81,346,738
Appreciation	21,604,710	7,669,368
Depreciation	(7,173,159)	(9,730,670)
Net unrealized appreciation (depreciation)	$14,431,551	$(2,061,302)

Note 5. Derivative Instruments

New Accounting Pronouncements: In March 2008, FASB issued FASB Statement No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial reporting. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. All required changes to accounting policies have been made in accordance with the new rule.

Options:  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income.  As of July 31, 2009, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written.  If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option.  The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.  Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk.  Credit risk arises from the potential inability of counterparties to meet the terms of their contracts.  If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received.  Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.  In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Focused Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 25, 2009

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 25, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: September 25, 2009